Lincoln Benefit Life Company
3100 Sanders Road, Suite J5B
Northbrook, Illinois 60062
Direct Dial Number (847) 457-6700
Facsimile (847) 402-3781
E-Mail robyn.wyatt@resolutionlife.com
May 2, 2014
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549
RE: Lincoln Benefit Life Variable Account (“Registrant”)
1933 Act File No. 333-148224
1940 Act File No. 811-9154
Commissioners:
On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that:
(1)
the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above-referenced registration statement; and

(2)	Registrant electronically filed the text of the Amendment with the Commission.
Sincerely,
/s/ Robyn Wyatt
Robyn Wyatt
Chief Financial Officer